Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (1,109,237)	$ (616,627)
Property, plant and equipment, net	15,062,730	2,619,696
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,462,325	930,695
Electric Generation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,770,208
Mining Properties and Mineral Rights [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,557,529
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	420,289	687,040
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	356,663	561,918
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,604,953	$ 1,056,670